Post-employment Benefits - Summary of Allocation of Assets by Category, Segmented Into Quoted In an Active Market and Not Quoted In an Active Market (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Fair Value	R$ 21,912	R$ 23,225
Percentage of allocation	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 19,904	R$ 21,172
Percentage of allocation	90.80%	91.20%
Fixed income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 19,508	R$ 20,804
Percentage of allocation	89.00%	89.60%
Fixed income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 396	R$ 368
Percentage of allocation	1.80%	1.60%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,323	R$ 1,387
Percentage of allocation	6.10%	5.90%
Variable income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,312	R$ 1,378
Percentage of allocation	6.00%	5.90%
Variable income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 11	R$ 9
Percentage of allocation	0.10%	0.00%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 150	R$ 82
Percentage of allocation	0.70%	0.40%
Structured investments [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 150	R$ 82
Percentage of allocation	0.70%	0.40%
Real estate [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 462	R$ 506
Percentage of allocation	2.10%	2.20%
Loans to participants [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 73	R$ 78
Percentage of allocation	0.30%	0.30%